Material accounting policies - Schedule of useful lives (Details)	12 Months Ended
Dec. 31, 2023
Software | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment (in years)	3 years
Software | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment (in years)	4 years
Laboratory equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment (in years)	5 years
Laboratory equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment (in years)	10 years
Office and IT equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment (in years)	3 years
Office and IT equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment (in years)	6 years